EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS

9.  EMPLOYEE BENEFIT PLANS

Retirement Plans  Progressive has a defined contribution pension plan (“401(k) Plan”) that covers all United States employees who are 18 years of age or older and have been employed with the company for at least 30 days. Under this plan, Progressive matches up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds and a Progressive common stock fund. As of December 3, 2010, the Progressive common stock fund was converted to an employee stock ownership program (“ESOP”) within the 401(k) Plan. At December 31, 2011, the ESOP held 26.9 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash at the election of the participant and the related tax benefit is recorded as part of our tax provision.

Matching contributions made by the company for the 401(k) Plan were $64.1 million, $61.3 million, and $60.7 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $20.8 million at both December 31, 2011 and 2010.

Postretirement Benefits  We provide postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 130 people who are eligible for these postretirement benefits. Our funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.

Incentive Compensation Plans – Employees  Our incentive compensation includes both non-equity incentive plans (cash) and equity incentive plans. Cash incentive compensation includes a cash bonus program for a limited number of senior executives and our Gainsharing program for other employees; the bases of these programs are similar in nature. Equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. Prior to 2003, we granted non-qualified stock options (NQSOs) as equity-based incentive compensation (see below). The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2011		2010		2009
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$196.1	$127.5	$257.3	$167.2	$120.4	$78.3
Equity	50.5	32.8	45.9	29.8	40.3	26.2

Our 2003 Incentive Plan, which provides for the granting of equity-based awards to key members of management, has 18.7 million shares currently authorized, net of restricted equity awards cancelled; 2.5 million shares remain available for future awards. In addition, our 2010 Equity Incentive Plan, approved by shareholders in April 2010, had 18.0 million shares authorized as of December 31, 2011, and 15.6 million shares remain available for future awards.

In 2003, we began issuing restricted equity awards in lieu of NQSOs. In March 2010, we began issuing restricted stock units in lieu of restricted stock as the basis for our equity awards. The restricted equity awards were issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years. All restricted stock unit conversions at vesting and option exercises are settled in Progressive common shares from existing treasury shares on a one-to-one basis.

The performance-based awards were granted to our Chief Executive Officer as his sole equity award for 2011, and to approximately 40 executives and senior managers in addition to their time-based awards (including the CEO for 2010 and prior), to provide additional incentive to achieve pre-established profitability and growth targets. Vesting for all awards is based upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the ultimate number of shares or units that may vest, vary by grant. The performance-based awards granted in 2010 and 2011 may vest from 0% to 200% of the award amount, and have a target value of 100%. Performance awards made in March 2009, may vest from 0% to 100% of the award amount and have a target value of 100%. Performance-based awards made prior to March 2009 would either vest or be forfeited in full (i.e., no partial vesting).

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expected vesting percentage. These estimates can change periodically throughout the measurement period. However, the restricted stock awards granted in 2004 that were deferred pursuant to our deferred compensation plan are accounted for as liability awards, since distributions from the deferred compensation plan for these awards will be made in cash; accordingly, we record expense on a pro rata basis based on the current market value of our common shares at the end of each reporting period. Only performance-based awards remain unvested from this grant.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	11,681,826	$16.55	10,614,016	$17.04	8,260,696	$20.39
Add (deduct):
Granted[2]	2,483,461	20.03	2,841,400	17.50	4,072,152	12.08
Vested	(1,571,237)	19.88	(1,337,647)	22.72	(1,239,281)	23.14
Forfeited	(297,203)	15.41	(435,943)	15.58	(479,551)	16.98

End of year[3,4]	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04

Available, end of year	18,141,922		20,328,180		4,753,038

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2011, the number of shares included 3,667,204 performance-based awards at their target amounts. We expect 3,791,224 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2011, the total unrecognized compensation cost related to unvested equity awards was $82.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.44 years.

The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2011, 2010, and 2009, was $31.3 million, $24.3 million, and $16.8 million, respectively, based on the actual stock price on the vesting date. In 2009, we also had 91,856 deferred liability awards vest with no intrinsic value since, as previously discussed, these awards were expensed based on the current market value at the end of each reporting period.

Prior to 2003, we granted NQSOs. These options became exercisable at various dates not earlier than six months after the date of grant, and remained exercisable for up to ten years from the date of the award. All NQSOs vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

Following is a summary of all employee stock option activity during the years ended December 31:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA	NA	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87	(3,394,633)	5.31
Forfeited	(2,864)	11.28	0	0	(5,752)	5.69

End of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

Exercisable, end of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

The total pretax intrinsic value of options exercised during the years ended December 31, 2011, 2010, and 2009, were $15.2 million, $40.8 million, and $36.1 million, respectively, based on the actual stock price at the time of exercise.

Incentive Compensation Plans – Directors  Our 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors of Progressive, had 1.4 million shares authorized as of December 31, 2011, net of restricted stock awards cancelled; 0.7 million shares remain available for future restricted stock grants. Our 1998 Directors’ Stock Option Plan has expired; however, stock option awards made under this plan prior to its expiration are still in effect.

In 2003, we began issuing restricted stock awards to non-employee directors as the equity component of their compensation. We plan to continue to grant restricted stock to our non-employee directors and not to change to restricted stock units as we have with our employees. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. The time-based awards granted to date have typically included vesting periods of 11 or 12 months from the date of each grant. To the extent a director is newly appointed during the year, or his or her committee assignments change, the vesting period may be shorter but always greater than six months and one day per the plan’s specifications. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

Restricted stock awards are granted to non-employee directors as their sole compensation for serving as members of the Board of Directors.

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	109,545	$20.86	118,984	$15.79	105,420	$17.96
Add (deduct):
Granted	94,106	21.80	112,670	20.75	129,467	15.78
Vested	(109,545)	20.86	(122,109)	15.82	(105,420)	17.96
Forfeited	0	0	0	0	(10,483)	15.74

End of year	94,106	$21.80	109,545	$20.86	118,984	$15.79

Available, end of year[1]	663,095		757,201		869,871

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Prior to 2003, we granted nonqualified stock options as the equity component of the directors’ compensation. These options became exercisable at various dates not earlier than six months, and remain exercisable for up to ten years from the date of grant. All options granted had an exercise price equal to the market value of the common shares on the date of grant and, under the then applicable accounting guidance, no compensation expense was recorded. All option exercises are settled in Progressive common shares from existing treasury shares.

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	120,125	$10.34	312,545	$8.46	401,357	$8.60
Add:
Antidilution adjustment[1]	NA	NA	5,787	NA	NA	NA
Deduct:
Exercised	(83,888)	9.41	(198,207)	7.07	(88,812)	9.10

End of year	36,237	$12.51	120,125	$10.34	312,545	$8.46

Exercisable, end of year[2]	36,237	$12.51	120,125	$10.34	312,545	$8.46

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

The total pretax intrinsic value of options exercised, and the fair value of the restricted stock vested, during the years ended December 31, 2011, 2010, and 2009, was $3.3 million, $5.1 million, and $1.9 million, respectively, based on the actual stock price at time of exercise/vesting.

The following director stock options were outstanding and exercisable as of December 31, 2011:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
36,237	$12.51	$0.3 million	0.3 years	$19.51

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the difference between our closing stock price and the exercise price of the options, which is the amount that would have been received by the option holders, before taxes, had all option holders exercised their options as of that date. All of the exercisable options at December 31, 2011, were “in-the-money.”

Deferred Compensation  We maintain The Progressive Corporation Executive Deferred Compensation Plan (“Deferral Plan”) that permits eligible executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including common shares of Progressive, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.

For all equity awards granted on or after March 17, 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash.

We reserved 3.6 million common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2011	2010
Progressive common shares[1]	$35.2	$31.1
Other investment funds	66.2	67.3

Total	$101.4	$98.4

[1]	Includes 0.7 million and 0.5 million common shares as of December 31, 2011 and 2010, respectively, to be distributed in common shares.